General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General [Abstract]
Cash and cash equivalents	$ 4,870	$ 14,075	$ 17,374
Operating loss	9,706
Net cash used in operating activities	$ (9,382)	$ (7,265)	$ (7,426)